Share Capital - Summary of Share Capital (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning Balance		$ 4,153,400	[1],[2]	$ 2,347,338
Issue of Common Shares in relation to stock options and equity awards		12,159		31,066
Issue of Common Shares in connection with acquired subsidiary		(105,855)		1,477,478
Issuance of Common Shares in connection with Equity Offering				690,353
Issue of Common Shares in connection with market access agreement		5,198		20,661
Equity fees				(5,413)
Reversal of 2014 deferred tax	[3]			(3,747)
Issue of Common Shares to FOX		235,963
Ending Balance		$ 4,519,443		$ 4,153,400	[1],[2]
Common Shares
Disclosure of classes of share capital [line items]
Beginning Balance (in shares)		273,177,244	[1]	147,947,874
Beginning Balance		$ 4,116,287	[1]	$ 1,199,834
Issue of Common Shares in relation to stock options and equity awards (in shares)		819,525		1,791,860
Issue of Common Shares in relation to stock options and equity awards		$ 16,702		$ 38,048
Conversion of Preferred Shares to Common Share (in shares)				60,013,510
Conversion of Preferred Shares to Common Shares				$ 684,385
Issue of Common Shares in connection with acquired subsidiary (in shares)				41,049,398
Issue of Common Shares in connection with acquired subsidiary				$ 1,477,478
Issuance of Common Shares in connection with Equity Offering (in shares)				18,875,000
Issuance of Common Shares in connection with Equity Offering				$ 690,353
Issue of Common Shares in connection with market access agreement (in shares)		215,332		1,076,658
Issue of Common Shares in connection with market access agreement		$ 5,198		$ 20,661
Issue of Common Shares in connection with exercised warrants (in shares)				2,422,944
Issue of Common Shares in connection with exercised warrants				$ 14,688
Equity fees				(5,413)
Reversal of 2014 deferred tax	[3]			$ (3,747)
Issue of Common Shares to FOX (in shares)		14,352,331
Issue of Common Shares to FOX		$ 235,963
Ending Balance (in shares)		288,564,432		273,177,244	[1]
Ending Balance		$ 4,374,150		$ 4,116,287	[1]
Preferred Shares
Disclosure of classes of share capital [line items]
Beginning Balance (in shares)		0		1,139,249
Beginning Balance				$ 684,385
Conversion of Preferred Shares to Common Share (in shares)				1,139,249
Conversion of Preferred Shares to Common Shares				$ (684,385)
Ending Balance (in shares)		0		0

[1]	The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[2]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[3]	Certain amounts were reclassified in the comparative periods. See note 2.